Commitments and Contingencies (Schedule of Annual Operating Lease Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
2016	$ 12,928
2017	9,570
2018	8,602
2019	6,720
2020	6,248
Thereafter	16,219
Total operating lease payments	$ 60,287